Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 26, 2011
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Central Index Key	dei_EntityCentralIndexKey	0000719423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

Large Cap Core Fund (Prospectus Summary): | Large Cap Core Fund
Large Cap Core Fund
VALIC COMPANY I Government Securities Fund Large Cap Core Fund Supplement to the Prospectus dated October 1, 2011 Large Cap Core
The “ Principal Investment Strategies of the Fund ” in the Fund Summary is modified by deleting the first sentence in the third paragraph referencing convertible bonds, including junk bonds and convertible preferred stock
The “ Principal Risks of Investing in the Fund” in the Fund Summary is modified by deleting Convertible Securities Risk and Interest Rate Risk and adding Growth Style Risk and Value Style Risk as described below.

Growth Style Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Style Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

The “Performance Information” section of the Fund Summary is modified to reflect that effective November 14, 2011 the Fund will transition its benchmark from the S&P 500 Index to the Russell 1000 Index because management believes the Russell 1000 Index better reflects the investment style of the new sub-adviser, Columbia.
Average Annual Total Returns (For the period ended December 31, 2010)
Average Annual Total Returns Large Cap Core Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Fund	16.74%	6.79%	5.41%	Dec 5, 2005
S&P 500 ® Index	15.06%	2.29%	2.01%	Dec 5, 2005
Russell 1000 Index	16.10%	2.59%	2.32%	Dec 5, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Large Cap Core Fund (Prospectus Summary): | Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Core Fund
Supplement Text	ck0000719423_SupplementTextBlock	VALIC COMPANY I Government Securities Fund Large Cap Core Fund Supplement to the Prospectus dated October 1, 2011 Large Cap Core
Investment Strategy, Heading	rr_StrategyHeading	The “ Principal Investment Strategies of the Fund ” in the Fund Summary is modified by deleting the first sentence in the third paragraph referencing convertible bonds, including junk bonds and convertible preferred stock
Risk, Heading	rr_RiskHeading	The “ Principal Risks of Investing in the Fund” in the Fund Summary is modified by deleting Convertible Securities Risk and Interest Rate Risk and adding Growth Style Risk and Value Style Risk as described below.
Risk, Narrative	rr_RiskNarrativeTextBlock

Growth Style Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Style Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Table, Heading	rr_PerformanceTableHeading	The “Performance Information” section of the Fund Summary is modified to reflect that effective November 14, 2011 the Fund will transition its benchmark from the S&P 500 Index to the Russell 1000 Index because management believes the Russell 1000 Index better reflects the investment style of the new sub-adviser, Columbia.
PerformanceTableSubHeading	ck0000719423_Performancetablesubheading	Average Annual Total Returns (For the period ended December 31, 2010)
Large Cap Core Fund | Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCCX
Large Cap Core Fund | Large Cap Core Fund | Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Large Cap Core Fund | Large Cap Core Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Large Cap Core Fund | Large Cap Core Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005